PUT OPTION LIABILITIES - Roll forward (Details) - Put option agreements with Geely HK and Etika $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
PUT OPTION LIABILITIES
Issuance of put options	$ 9,376
Change in fair values	2,508
Balance at the ending	$ 11,884
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Changes in fair values of put option liabilities